Portfolio of Investments
CTIVP® – Principal Blue Chip Growth Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.5%
Issuer	Shares	Value ($)
Communication Services 9.2%
Entertainment 2.1%
Netflix, Inc.(a)	161,918	38,121,974
Interactive Media & Services 7.1%
Alphabet, Inc., Class A(a)	770,800	73,727,020
Alphabet, Inc., Class C(a)	429,280	41,275,272
Meta Platforms, Inc., Class A(a)	80,455	10,916,134
Total		125,918,426
Total Communication Services		164,040,400
Consumer Discretionary 13.3%
Hotels, Restaurants & Leisure 2.2%
Hilton Worldwide Holdings, Inc.	330,296	39,840,303
Internet & Direct Marketing Retail 8.3%
Amazon.com, Inc.(a)	1,305,174	147,484,662
Specialty Retail 2.8%
CarMax, Inc.(a)	210,120	13,872,123
O’Reilly Automotive, Inc.(a)	50,069	35,216,031
Total		49,088,154
Total Consumer Discretionary		236,413,119
Consumer Staples 1.1%
Food & Staples Retailing 1.1%
Costco Wholesale Corp.	40,181	18,976,281
Total Consumer Staples		18,976,281
Financials 17.3%
Capital Markets 14.0%
Brookfield Asset Management, Inc., Class A	2,141,778	87,577,302
Charles Schwab Corp. (The)	501,646	36,053,298
KKR & Co., Inc., Class A	618,390	26,590,770
Moody’s Corp.	247,009	60,050,358
S&P Global, Inc.	131,702	40,215,206
Total		250,486,934
Insurance 3.3%
Progressive Corp. (The)	505,221	58,711,733
Total Financials		309,198,667
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 7.8%
Health Care Equipment & Supplies 1.6%
IDEXX Laboratories, Inc.(a)	55,658	18,133,377
Intuitive Surgical, Inc.(a)	55,530	10,408,543
Total		28,541,920
Life Sciences Tools & Services 4.2%
Danaher Corp.	290,791	75,108,407
Pharmaceuticals 2.0%
Zoetis, Inc.	237,010	35,146,213
Total Health Care		138,796,540
Industrials 12.7%
Aerospace & Defense 5.2%
TransDigm Group, Inc.	177,051	92,919,906
Commercial Services & Supplies 1.5%
Copart, Inc.(a)	246,748	26,253,987
Professional Services 2.8%
CoStar Group, Inc.(a)	722,024	50,288,972
Road & Rail 3.2%
Union Pacific Corp.	293,493	57,178,306
Total Industrials		226,641,171
Information Technology 30.8%
IT Services 10.0%
MasterCard, Inc., Class A	303,927	86,418,603
Snowflake, Inc., Class A(a)	3,341	567,836
Visa, Inc., Class A	509,255	90,469,151
Total		177,455,590
Semiconductors & Semiconductor Equipment 0.3%
NVIDIA Corp.	42,692	5,182,382
Software 20.5%
Adobe, Inc.(a)	239,894	66,018,829
Intuit, Inc.	166,316	64,417,513
Microsoft Corp.	756,651	176,224,018
CTIVP® – Principal Blue Chip Growth Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
CTIVP® – Principal Blue Chip Growth Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Roper Technologies, Inc.	115,476	41,529,788
Salesforce, Inc.(a)	119,077	17,128,036
Total		365,318,184
Total Information Technology		547,956,156
Materials 2.2%
Chemicals 2.2%
Linde PLC	99,445	26,809,378
Sherwin-Williams Co. (The)	65,055	13,320,011
Total		40,129,389
Total Materials		40,129,389
Real Estate 5.1%
Equity Real Estate Investment Trusts (REITS) 5.1%
American Tower Corp.	393,275	84,436,143
SBA Communications Corp.	23,663	6,735,673
Total		91,171,816
Total Real Estate		91,171,816
Total Common Stocks (Cost $1,742,669,916)		1,773,323,539

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(b),(c)	6,335,240	6,332,072
Total Money Market Funds (Cost $6,332,376)		6,332,072
Total Investments in Securities (Cost: $1,749,002,292)		1,779,655,611
Other Assets & Liabilities, Net		1,947,221
Net Assets		1,781,602,832

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	48,635,987	301,572,215	(343,877,176)	1,046	6,332,072	(7,445)	65,521	6,335,240
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	CTIVP® – Principal Blue Chip Growth Fund | Third Quarter Report 2022

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7032_12_A01_(11/22)